OTHER FINANCIAL ASSETS AND LIABILITIES - Schedule of Current and Non-current Other Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other financial assets
Other current financial assets	$ 3,100	$ 15,418
Other financial assets non current	41,403	34,864
Other financial liabilities
Other current financial liabilities	113,707	68,750
Other financial liabilities	167,177	135,238
Gross amount set off in the balance sheet	4,366
Gross Amount	9,677
Grupo ASSA and Pentalog
Other financial liabilities
Gross amount set off in the balance sheet	18,032	10,067
Gross Amount	112,597	19,664
Other financial liabilities related to business combinations
Other financial liabilities
Other current financial liabilities	77,847	55,012
Other financial liabilities	119,738	71,657
Put option on minority interest of Walmeric
Other financial liabilities
Other current financial liabilities	26,877	13,006
Other financial liabilities	46,741	62,807
Foreign exchange forward contracts
Other financial liabilities
Other current financial liabilities	7,348	311
Equity forward contract
Other financial liabilities
Other current financial liabilities	710	393
Other financial liabilities	698	774
Others
Other financial liabilities
Other current financial liabilities	925	28
Convertible notes
Other financial assets
Other current financial assets	2,154	3,359
Other financial assets non current	8,404	5,751
Foreign exchange forward contracts
Other financial assets
Other current financial assets	901	10,408
Equity forward contract
Other financial assets
Other current financial assets	45	188
Other financial assets non current	44	370
Interest rate SWAP
Other financial assets
Other current financial assets	0	852
Equity instruments
Other financial assets
Other current financial assets	0	611
Other financial assets non current	$ 32,955	$ 28,743